[EATON VANCE LOGO]

EATON VANCE
INTERNATIONAL
GROWTH
FUND

Semiannual Report April 30, 2002


Eaton Vance International Growth Fund as of April 30, 2002

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Armin J. Lang, Portfolio Manager"]

Investment Environment
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* The global recession that most countries experienced after
  September 11 appears to have been short-lived and not as steep as most observers had predicted. European markets posted mixed results in the six months ended April 30, 2002; technology, media, and telecom shares remained depressed, while oil stocks staged a comeback as a result of rising crude oil prices.

* In Japan, March 2002 marked the second consecutive month of gains in industrial production, indicating a cyclical recovery in Japan's sluggish markets. The welcome news was tempered somewhat by concerns about the increasing strength of the yen, which can restrain the international earnings of large exporters.

* Global equity markets now appear to be in a "sweet spot," where growth appears to be returning and central banks are unlikely to raise interest rates in the foreseeable future. Historically, in such conditions, growth companies tend to perform strongly, with the highest quality names often leading the upturn.

The Fund
 --------------------------------------------------------------------------
The Past Six Months

* During the period from inception, November 1, 2001, until April
  30, 2002, the Fund's shares had a total return of -0.10%, the result of a decrease in net asset value (NAV) to $9.99 on April 30, 2002, from $10.00 on November 1, 2001. 1

* The Fund underperformed the 5.53% six-month gain posted by the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) - a broad-based, unmanaged market index of international stocks. 2

Management Discussion

* The underperformance of growth stocks, relative to value stocks, has never been as pronounced as it was over the past 2 years. The Fund's holdings in telecom stocks, in particular, were a drag on performance.

* Historically, however, the pendulum swings the other way in times of economic recovery. While it is too soon to tell whether a full-scale recovery is imminent in the global markets, signs of growth are encouraging and central banks are unlikely to raise interest rates in the foreseeable future. We believe this combination of factors is conducive to an economic upturn.

* The most underrated market, in management's opinion, appears to be Japan. Investor sentiment has been generally negative for some time, and as a result, the stocks of many quality companies are selling at what we believe are bargain-level valuations. The Fund's significant weighting in Japan consists of what we view as high-quality companies, many of which have been long-term holdings for us. We believe that once the Japanese market shows signs of a recovery, these stocks are well-positioned for a rebound in that market.

* We feel confident that this is an ideal time to be invested in international equities, especially in a diversified portfolio of growth stocks such as the one the Fund holds.

Largest Geographic Concentrations* By total net assets
----------------------------------------------------------------------------

Europe              51%

Japan               26%

United Kingdom      11%

Other               12%

*As of April 30, 2002. Concentrations are subject to change.


Fund Information
as of April 30, 2002

Performance 3
-------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------
Life of Fund+                              -0.10%

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
-------------------------------------------------
Life of Fund+                              -5.84%

+Inception Date - 11/1/01


Ten Largest Holdings 4 By total net assets
-------------------------------------------------
Takeda Chemical Industries, Ltd.             3.2%
Swiss Reinsurance                            3.1
Acom Co., Ltd.                               2.8
Aegon NV                                     2.5
Promise Co. Ltd.                             2.4
Nomura Research Institute, Ltd.              2.4
AXA Company                                  2.3
Maconomy A/S                                 2.2
Allianz AG Holding                           2.1
Fortis                                       2.1

1 These returns do not include the 5.75% maximum sales charge.

2 It is not possible to invest directly in an Index.

3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

4 Ten largest holdings accounted for 25.1% of the Fund's net assets.
  Holdings are subject to change.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
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Eaton Vance International Growth Fund as of April 30, 2002
PORTFOLIO OF INVESTMENTS (UNAUDITED)

Common Stocks -- 97.7%

Security                                                Shares        Value
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Advertising -- 1.4%
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Havas Advertising SA                                     1,000        $  7,479
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Airlines -- 0.7%
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Ryanair Holdings PLC(1)                                    750        $  4,068
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Applications Software -- 1.5%
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Satyam Computer Services ADR(1)                            700        $  8,365
Automobiles -- 2.0%
Toyota Motor Co.                                           400        $ 10,903

Banking -- 5.8%
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ABN Amro Holdings                                          500        $  9,912
Allied Irish Banks PLC                                     400           5,306
HSBC Holdings PLC                                          900          10,624
Svenska Handelsbanken AB                                   400           6,053
------------------------------------------------------------------------------
                                                                      $ 31,895
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Biotechnology -- 1.3%
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Lion Bioscience AG ADR(1)                                  850        $  7,030
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Broadcasting and Cable -- 1.8%
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ProSiebenSat.1 Media AG                                    450        $  4,262
Telewest Communications PLC(1)                          35,000           5,738
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                                                                      $ 10,000
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Broadcasting and Publishing -- 1.9%
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Gruppo Editoriale L'Espresso SPA                         1,500        $  6,096
Nippon Television Network                                   20           4,743
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                                                                      $ 10,839
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Security                                                Shares        Value
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Business and Public Services -- 0.5%
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Sap AG                                                      20        $  2,606
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Business Services -- 2.4%
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Nomura Research Institute, Ltd.                            100        $ 13,123
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Chemicals -- 0.7%
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Sumitomo Bakelite Co., Ltd.                                500        $  3,816
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Computer Software & Services -- 3.1%
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Maconomy A/S(1)                                          5,000        $ 12,120
Pivotal Corp.(1)                                         1,000           4,920
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                                                                      $ 17,040
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Construction and Housing -- 1.0%
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Volker Wessels Stevin                                      200        $  5,452
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Consumer Electronics -- 2.0%
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Philips Electronics NV                                     100        $  3,088
Sony Corp.                                                 150           8,061
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                                                                      $ 11,149
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Data Processing and Reproduction -- 1.0%
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Canon, Inc.                                                150        $  5,748
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Drugs -- 13.7%
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Biovail Corp.(1)                                           300        $ 11,400
Elan Corp. PLC ADR(1)                                      500           5,950
GlaxoSmithKline PLC                                        450          10,886
Novartis AG                                                100           4,194
Roche Holding AG                                           100           7,577
Serono SA ADR(1)                                           250           4,963
Shire Pharmaceuticals Group PLC(1)                       1,200           8,901
Takeda Chemical Industries, Ltd.                           400          17,508
Taro Pharmaceutical Industries, Ltd.(1)                    200           4,389
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                                                                      $ 75,768
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See notes to financial statements


Eaton Vance International Growth Fund as of April 30, 2002
PORTFOLIO OF INVESTMENTS (UNAUDITED) Cont'd

Security                                                Shares        Value
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Electronic Components - Instruments -- 2.0%
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Infineon Technologies AG(1)                                200        $  3,640
Rohm Co.                                                    50           7,457
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                                                                      $ 11,097
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Electronic Components - Miscellaneous -- 1.0%
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Flextronics International, Ltd.(1)                         400        $  5,540
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Electric Equipment & Instruments -- 0.7%
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Epcos AG(1)                                                100        $  4,062
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Energy Sources -- 2.4%
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BP Amoco PLC                                               650        $  5,546
Royal Dutch Petroleum Co.                                  150           7,948
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                                                                      $ 13,494
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Environmental Services -- 1.2%
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Tomra Systems ASA                                          900        $  6,852
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Financial Services -- 9.6%
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Acom Co., Ltd.                                             200        $ 15,265
Fortis(1)                                                  500          11,480
ING Groep NV                                               400          10,561
Nomura Securities Co., Ltd.                                200           2,788
Promise Co., Ltd.                                          250          13,181
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                                                                      $ 53,275
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Food and Household Products -- 1.0%
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Nestle SA                                                   10        $  2,364
Parmalat Finanziaria SPA                                   500           1,757
Unilever PLC                                               150           1,373
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                                                                      $  5,494
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Household Durables -- 1.2%
Sega Corp.(1)                                              300        $  6,729

Security                                                Shares        Value
------------------------------------------------------------------------------

Insurance -- 10.0%
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Aegon NV                                                   600        $ 13,787
Allianz AG Holding                                          50          11,780
AXA Company                                                600          12,733
Swiss Reinsurance                                          170          17,156
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                                                                      $ 55,456
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Investment Services -- 3.4%
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Amvescap PLC                                               200        $  2,101
Tecis Holding AG                                           400           9,732
Zurich Financial Services                                   30           6,981
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                                                                      $ 18,814
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Medical Products -- 4.0%
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Given Imaging, Ltd.(1)                                     750        $ 10,388
QIAGEN NV(1)                                               900          11,790
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                                                                      $ 22,178

Multimedia -- 0.4%
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Pearson PLC                                                200        $  2,407
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Oil and Gas - Equipment and Services -- 0.1%
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Total Fina Elf SA                                            5        $    758
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Retail -- 2.4%
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Don Quijote Co., Ltd.                                      100        $  7,788
Pinault-Printemps-Redoute SA                                50           5,677
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                                                                      $ 13,465
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Retail - Drug Stores -- 1.2%
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Shoppers Drug Mart, Inc.(1)                                500        $  6,785

Semiconductor Components/Integrated

Circuits -- 0.9%
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ASM Lithography Holding NV(1)                              100        $  2,233
Taiwan Semiconductor SP ADR(1)                             150           2,655
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                                                                      $  4,888
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See notes to financial statements


Eaton Vance International Growth Fund as of April 30, 2002
PORTFOLIO OF INVESTMENTS (UNAUDITED) Cont'd

Security                                                Shares        Value
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Telecommunication Equipment -- 3.5%
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Ericsson AB (LM)(1)                                      1,500        $  3,766
Kudelski SA(1)                                             200           9,012
Nokia Oyj                                                  400           6,474
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                                                                      $ 19,252
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Telecommunications -- 9.4%
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Nippon Telegraph and Telephone Corp.                         2        $  7,866
Nippon Telegraph and Telephone Corp. ADR                   500           9,925
NTT DoCoMo, Inc. ADR                                       150           9,512
Sonera Oyj(1)                                            2,000           8,939
Telecom Italia Mobile SPA                                1,000           4,370
Vodafone Group PLC                                       7,019          11,328
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                                                                      $ 51,940
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Telecommunications - Services -- 1.9%
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Amdocs, Ltd.(1)                                            200        $  4,346
BCE, Inc.                                                  300           5,244
KPNQwest NV(1)                                           1,500           1,080
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                                                                      $ 10,670
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Utilities - Electrical and Gas -- 0.6%
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Endesa SA                                                  200        $  3,064

Total Common Stocks
  (identified cost $557,691)                                          $541,501
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Preferred Stocks -- 1.2%
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Security                                                Shares        Value
------------------------------------------------------------------------------

Construction and Housing -- 1.2%
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Dyckerhoff AG                                              400        $  6,632

Total Preferred Stocks
  (identified cost $5,198)                                            $  6,632
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Total Investments -- 98.9%
  (identified cost $562,889)                                          $548,133
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Other Assets, Less Liabilities -- 1.1%                                $  6,101
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Net Assets -- 100.0%                                                  $554,234
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ADR -- American Depository Receipt
(1) Non-income producing security.

See notes to financial statements


Eaton Vance International Growth Fund as of April 30, 2002
PORTFOLIO OF INVESTMENTS (UNAUDITED) Cont'd


Country Concentration of Portfolio

                                                  Percentage
Country                                         of Net Assets            Value
------------------------------------------------------------------------------
Belgium                                                  2.1%        $  11,480
Canada                                                   5.1%           28,349
Denmark                                                  2.2%           12,120
Finland                                                  2.8%           15,412
France                                                   4.8%           26,647
Germany                                                  9.0%           49,744
India                                                    1.5%            8,365
Ireland                                                  2.8%           15,324
Israel                                                   2.7%           14,777
Italy                                                    2.2%           12,223
Japan                                                   26.0%          144,413
Netherlands                                             11.9%           65,850
Norway                                                   1.2%            6,852
Singapore                                                1.0%            5,540
Spain                                                    0.5%            3,064
Sweden                                                   1.8%            9,820
Switzerland                                              9.4%           52,247
Taiwan                                                   0.5%            2,655
United Kingdom                                          11.4%           63,251

See notes to financial statements


Eaton Vance International Growth Fund as of April 30, 2002
FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of April 30, 2002

Assets
------------------------------------------------------------------------------
Investments, at value
     (identified cost, $562,899)                                  $   548,133
Receivable for investments sold                                        16,999
Dividends receivable                                                    1,395
Receivable from the Administrator                                      46,641
Tax reclaim receivables                                                   185
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Total assets                                                      $   613,353
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Liabilities
------------------------------------------------------------------------------
Due to bank                                                       $    25,502
Payable for investments purchased                                       9,086
Accrued expenses                                                       24,531
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Total liabilities                                                 $    59,119
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Net Assets for 55,489 shares of
     beneficial interest outstanding                              $   554,234

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                                                   $   556,807
Accumulated undistributed net realized gain
     (computed on the basis of identified cost)                        15,477
Accumulated net investment loss                                        (3,361)
Net unrealized depreciation (computed on
     the basis of identified cost)                                    (14,689)
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Total net assets                                                  $   554,234
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Net Asset Value, Offering Price and
Redemption Price Per Share
------------------------------------------------------------------------------
($554,234 (divided by) 55,489 shares of
     beneficial interest outstanding)                             $      9.99
------------------------------------------------------------------------------


Statement of Operations

For the Period Ended
April 30, 2002(1)

Investment Income
------------------------------------------------------------------------------
Income --
     Dividends (net of foreign taxes, $363)                         $   2,617
------------------------------------------------------------------------------
Total investment income                                             $   2,617
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Expenses --
     Investment adviser fee                                         $   2,642
     Administration fee                                                   396
     Service fees                                                         660
     Custodian fees                                                    37,723
     Legal and accounting services                                      8,431
     Printing and postage                                               2,111
     Registration fees                                                    986
     Transfer and dividend disbursing agent fees                           52
     Miscellaneous                                                        251
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Total expenses                                                      $  53,252
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Deduct --
     Reduction of custodian fee                                     $     633
     Preliminary allocation of expenses to the Administrator           46,641
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Total expense reductions                                               47,274
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Net expenses                                                        $   5,978
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Net investment loss                                                 $  (3,361)
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Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                $  14,441
     Foreign currency transactions                                      1,036
------------------------------------------------------------------------------
Net realized gain                                                   $  15,477
Change in unrealized appreciation (depreciation)--
     Investments (identified cost basis)                            $ (14,756)
     Foreign currency                                                      67
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Net change in unrealized appreciation (depreciation)                $ (14,689)
------------------------------------------------------------------------------
Net realized and unrealized gain                                    $     788
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Net decrease in net assets from operations                          $  (2,573)
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(1)For the period from the start of business,
   November 1, 2001 to April 30, 2002.

See notes to financial statements


Eaton Vance International Growth Fund as of April 30, 2002
FINANCIAL STATEMENTS Cont'd

Statements of Changes in Net Assets

                                                                 Period Ended
Increase (Decrease)                                             April 30, 2002
in Net Assets                                                   (Unaudited)(1)
------------------------------------------------------------------------------
From operations --
     Net investment loss                                           $   (3,361)
     Net realized gain                                                 15,477
     Net change in unrealized appreciation (depreciation)             (14,689)
------------------------------------------------------------------------------
Net decrease in net assets from operations                         $   (2,573)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
     Proceeds from sale of shares                                  $  557,514
     Cost of shares redeemed                                             (717)
------------------------------------------------------------------------------
Net increase in net assets from
     Fund share transactions                                       $  556,797
------------------------------------------------------------------------------
Net increase in net assets                                         $  554,224
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Net Assets
------------------------------------------------------------------------------
At beginning of period                                             $       10
------------------------------------------------------------------------------
At end of period                                                   $  554,234
------------------------------------------------------------------------------

Accumulated net investment loss included in net assets
------------------------------------------------------------------------------
At end of period                                                   $   (3,361)
------------------------------------------------------------------------------
(1)For the period from the start of business, November 1, 2001 to April 30, 2002.

See notes to financial statements


Eaton Vance International Growth Fund as of April 30, 2002
FINANCIAL STATEMENTS Cont'd

Financial Highlights

                                               Six Months Ended April 30, 2002
                                                        (Unaudited)(1)
------------------------------------------------------------------------------
Net assest value--Beginning of period                       $10,000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                                       $(0.061)
Net realized and unrealized gain                              0.051
------------------------------------------------------------------------------
Total loss from operations                                  $(0.010)
------------------------------------------------------------------------------

Net asset value -- End of period                            $ 9.990
------------------------------------------------------------------------------
Total Return(2)                                               (0.10)%
------------------------------------------------------------------------------

Ratios/Supplemental Data*
------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                   $   554
Ratios (As a percentage of average daily net assets):
     Net expenses                                              2.49%(3)
     Net expenses after custodian fee reduction                2.25%(3)
     Net investment loss                                      (1.27)%(3)

Portfolio Turnover                                               58%
------------------------------------------------------------------------------
* The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and the net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                   20.05%(3)
   Expenses after custodian fee reduction                     19.81%(3)
   Net investment loss                                       (18.82)%(3)

Net investment loss per share                                $(0.904)
------------------------------------------------------------------------------

(1) For the period from the start of business, November 1, 2001, to April 30, 2002.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3)  Annualized.

See notes to financial statements


Eaton Vance International Growth Fund as of April 30, 2002
NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
------------------------------------------------------------------------------
Eaton Vance International Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital growth by investing in a diversified portfolio of foreign equity securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market system generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E Forward Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

I Interim Financial Statements -- The interim financial statements relating to April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance International Growth Fund as of April 30, 2002
NOTES TO FINANCIAL STATEMENTS Cont'd

2  Distributions to Shareholders
------------------------------------------------------------------------------
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

3  Shares of Beneficial Interest
------------------------------------------------------------------------------
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                                 Period Ended
                                                                April 30, 2002
                                                                (Unaudited)(1)
------------------------------------------------------------------------------
Sales                                                                55,560
Redemptions                                                             (72)
------------------------------------------------------------------------------
Net increase                                                         55,488
------------------------------------------------------------------------------

(1) For the period from the start of business, November 1, 2001, to April 30, 2002.

4 Investment Adviser Fee and
  Other Transactions with Affiliates
------------------------------------------------------------------------------
The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to 1.00% (annually) of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2002, the fee amounted to $2,642. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% (annually) of the average daily net assets of the Fund and amounted to $396 for the six months ended April 30, 2002. To reduce the net investment loss of the Fund, the Administrator was allocated $46,641 of the Fund's operating expenses. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment
Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation
Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

5  Service Plan
------------------------------------------------------------------------------
The Trust has in effect a Service Plan (the Plan) for the Fund that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended April 30, 2002 amounted to $660.

6  Investment Transactions
------------------------------------------------------------------------------
Purchases and sales of investments, other than short-term obligations, aggregated $818,676 and $270,228 respectively for the six months ended
April 30, 2002.

7  Federal Income Tax Basis of Unrealized
   Appreciation (Depreciation)
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The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

     Aggregate cost                  $    562,889
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     Gross unrealized appreciation   $     40,735
     Gross unrealized depreciation        (55,491)
 ------------------------------------------------------------------------------
     Net unrealized depreciation     $    (14,756)

Eaton Vance International Growth Fund as of April 30, 2002
NOTES TO FINANCIAL STATEMENTS Cont'd

8  Risks associated with Foreign Investments
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Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.


Eaton Vance International Growth Fund as of April 30, 2002
INVESTMENT MANAGEMENT

Eaton Vance International Growth Fund

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President and
Portfolio Manager

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant


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Investment Adviser and Administrator of Eaton Vance International Growth
Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122

Eaton Vance International Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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1326-6/02          E-IGSRC